Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Stock Option and Incentive Plan Common Stock, $0.001 par value per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	174.75
Maximum Aggregate Offering Price	$ 401,925,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,505.85
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock, $0.001 par value per share ("Common Stock"), of HubSpot, Inc. (the "Registrant"), which become issuable under the Registrant's 2024 Stock Option and Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this registration statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. 1b. The price of $174.75 per share, which is the average of the high and low sale prices of the common stock of the registrant on the New York Stock Exchange on June 25, 2026, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and has been used as these shares are without a fixed price. 1c. Registration fee calculated pursuant to Section 6(b) of the Securities Act.